FINANCIAL RISK MANAGEMENT - Foreign currency risks - effect of swap agreements on AOCI (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect of the Group's swap agreements designated as cash flow hedges in accumulated other comprehensive income
Accumulated derivatives income / (loss), beginning of the year, net of tax of 59 and 85 and (26), respectively	₽ (1,064)
Accumulated derivatives income, end of the year, net of tax of nil and 59 and 85, respectively	7,367	₽ (1,064)
Cash flow hedges
Effect of the Group's swap agreements designated as cash flow hedges in accumulated other comprehensive income
Accumulated derivatives income / (loss), beginning of the year, net of tax of 59 and 85 and (26), respectively	237	340	₽ (103)
Fair value adjustments on hedging derivatives, net of tax of (773) and 840 and (628), respectively	(3,094)	3,362	(2,512)
Amounts reclassified to loss / (profit) for the year during the period - forecast transaction no longer expected to occur, net of tax of 3 and (126) and nil, respectively	12	(505)
Amounts reclassified to loss / (profit) for the year during the period - hedged item has affected profit or loss, net of tax of 711 and (740) and 739, respectively	2,845	(2,960)	2,955
Accumulated derivatives income, end of the year, net of tax of nil and 59 and 85, respectively		237	340	₽ (103)
Tax effect relating to accumulated derivatives income / (loss)	0	59	85	₽ (26)
Tax on fair value adjustments on hedging derivatives	(773)	840	(628)
Tax on amounts reclassified to profit for the year during the period - forecast transaction no longer expected to occur	3	(126)	0
Tax on amounts reclassified to (profit) / loss for the year during the period - hedged item has affected profit or loss	₽ 711	₽ (740)	₽ 739